Consolidated Statement of Changes in Shareholders Equity shares in Millions, $ in Millions, $ in Millions	ARS ($)	Inflation Adjustment Of Share Capital And Treasury Shares (i) [Member] shares	Reserve For Future Dividends [Member] USD ($)	Currency Translation Adjustment Reserve [Member] USD ($)	Currency Translation Adjustment Reserve [Member] ARS ($)	Special Reserve [Member] USD ($)	Special Reserve [Member] ARS ($)	Total Other Reserves [Member] USD ($)	Total Other Reserves [Member] ARS ($)	Cost Of Treasury Stock [Member] USD ($)	Cost Of Treasury Stock [Member] ARS ($)	Subtotal [Member] USD ($)	Subtotal [Member] ARS ($)	Share capital Outstanding shares Member shares	Treasury shares Member shares	Warrants Member shares	Share premium Member shares	Additional paid-in capital from treasury shares Member USD ($)	Additional paid-in capital from treasury shares Member ARS ($)	Legal reserve Member USD ($)	Legal reserve Member ARS ($)	Special reserve Resolution CNV Member USD ($)	Other reserves One Member USD ($)	Other reserves One Member ARS ($)	Retained earnings (Accumulated deficit) Member USD ($)	Retained earnings (Accumulated deficit) Member ARS ($)	Non-controlling interest Member USD ($)	Non-controlling interest Member ARS ($)	Other reserves Two Member USD ($)	Other reserves Two Member ARS ($)	Shares to issue Member shares
Balance, shares at Jun. 30, 2020 | shares		74,348												577	2		77,206
Balance, amount at Jun. 30, 2020	$ 651,268		$ 8,985	$ (3,865)		$ 55,193		$ 31,300		$ (910)		$ 303,330						$ 502		$ 2,574		$ 49,921	$ 31,300		$ 66,900		$ 347,938		$ (28,103)
Statement [Line Items]
Net loss for the year	(132,885)											(105,800)													(105,800)		(27,085)
Other comprehensive (loss) / income for the year	(40,417)				$ (18,693)				$ (17,255)				$ (17,255)											$ (17,255)				$ (23,162)		$ 1,438
Total profit and other comprehensive (loss) / income for the year	(173,302)				(18,693)				(17,255)				(123,055)											(17,255)		$ (105,800)		(50,247)		1,438
Assignment of results according to Shareholders? Meeting	0						$ 56,195		56,195												$ 3,094			56,195		(59,289)
Issuance of shares, shares | shares		219												80		6,288	8,024
Issuance of shares, amount	14,611												14,611
Distribution of dividends in shares	(2,570)												(2,570)													(2,570)
Reserve for share-based payments	0								(22)		$ 6								$ 22					(22)						(28)
Capitalization of irrevocable contributions	181																											181
Dividend distribution	(9,486)																											(9,486)
Decrease due to loss of control	(221,013)																											(221,013)
Changes in non-controlling interest	1,592								(1,502)				(1,502)											(1,502)				3,094		(1,502)
Other changes in equity	31,162				24,848				27,772				27,772											27,772				3,390		2,924
Balance, shares at Jun. 30, 2021 | shares		74,567												657	2	6,288	85,230
Balance, amount at Jun. 30, 2021	292,443		8,985	2,290		111,388		96,488		(904)		218,586						524		5,668		49,921	96,488		(100,759)		73,857		(25,271)
Statement [Line Items]
Net loss for the year	75,222											74,487													74,487		735
Other comprehensive (loss) / income for the year	(379)				(1,162)				(384)				(384)											(384)				5		778
Total profit and other comprehensive (loss) / income for the year	74,843				(1,162)				(384)				74,103											(384)		74,487		740		778
Assignment of results according to Shareholders? Meeting	0						(108,506)		(108,506)															(108,506)		108,506
Capitalization of irrevocable contributions	93																											93
Dividend distribution	(381)																											(381)
Repurchase of treasury shares, shares | shares														(4)	4
Repurchase of treasury shares, amount	(701)								(701)		(701)		(701)											(701)
Warrants exercise, shares | shares																(4)	13
Warrants exercise, amount	9												9
Incorporated by merger, shares | shares		295												152			56,855
Incorporated by merger, amount	(406)				(41)				(377)				50,460								1,054			(377)		(7,519)		(50,866)		(336)
Balance, shares at Jun. 30, 2022 | shares		74,862												805	6	6,284	142,098
Balance, amount at Jun. 30, 2022	365,900		8,985	1,087		2,882		(13,480)		(1,605)		342,457						524		6,722		49,921	(13,480)		74,715		23,443		(24,829)
Statement [Line Items]
Net loss for the year	60,986											60,243													60,243		743
Other comprehensive (loss) / income for the year	(1,286)				(1,043)				(1,309)				(1,309)											(1,309)				23		(266)
Total profit and other comprehensive (loss) / income for the year	59,700				(1,043)				(1,309)				58,934											(1,309)		60,243		766		(266)
Assignment of results according to Shareholders? Meeting	0						55,335		55,335												$ 3,316			55,335		(58,651)
Issuance of shares, shares | shares		7,573															(14,126)														6,553
Issuance of shares, amount	0
Reserve for share-based payments	0								22		24								$ (22)					22						(2)
Capitalization of irrevocable contributions	2																											2
Dividend distribution	(36,706)						$ (27,108)		(27,108)				(34,778)											(27,108)		$ (7,670)		(1,928)
Changes in non-controlling interest	(57)								(99)				(99)											(99)				42		$ (99)
Other changes in equity	150				$ 145				145				145											145				$ 5
Repurchase of treasury shares, shares | shares														(6)	6
Repurchase of treasury shares, amount	(1,744)								$ (1,744)		$ (1,744)		(1,744)											$ (1,744)
Warrants exercise, shares | shares																(19)	49
Warrants exercise, amount	30												$ 30
Balance, shares at Jun. 30, 2023 | shares		82,435												799	12	6,265	128,021														6,553
Balance, amount at Jun. 30, 2023	$ 387,275		$ 8,985	$ 189		$ 31,109		$ 11,762		$ (3,325)		$ 364,945						$ 502		$ 10,038		$ 49,921	$ 11,762		$ 68,637		$ 22,330		$ (25,196)